Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 73	$ 70	$ 71	$ 69